Shareholder Fees - FidelityFreedomBlendFunds-K6ComboPRO	May 30, 2024 USD ($)
FidelityFreedomBlendFunds-K6ComboPRO | Fidelity Freedom Blend 2040 Fund
Shareholder Fees:
(fees paid directly from your investment)	none